First time adoption of IFRS	12 Months Ended
Sep. 30, 2020
First time adoption of IFRS
First time adoption of IFRS

2.    First time adoption of IFRS

These financial statements, for the year ended 30 September 2020, are the first the Company has prepared in accordance with IFRS issued by the IASB. For periods up to and including the year ended 30 September 2019, the Company prepared its financial statements in accordance with UK generally accepted accounting principles (UK GAAP).

2.    First time adoption of IFRS (continued)

Accordingly, the Company has prepared financial statements that comply with IFRS applicable as at 30 September 2020, together with the comparative period data for the period ended 30 September 2019, as described in the summary of significant accounting policies. In preparing the financial statements, the Company’s opening statement of financial position was prepared as at 1 January 2019, the Company’s date of transition to IFRS. This note explains the principal adjustments made by the Company in restating its UK GAAP financial statements, including the statement of financial position as at 1 January 2019 and the financial statements as of, and for, the period ended 30 September 2019.

The nature of the adjustments are explained within the notes to the reconciliation below.

Reconciliation of net assets and equity as at 1 January 2019 (date of transition)

			Reclassification	IFRS as at
			and	1 January
	Note	UK GAAP	Remeasurement	2019
		£	£	£
Assets
Non-current assets
Property, plant and equipment		—	—	—
Intangible fixed assets	B	—	348,505	348,505
		—	348,505	348,505
Current assets
Trade and other receivables		36,973	(829)	36,144
Cash and cash equivalents		251,286	—	251,286
		288,259	(829)	287,430
Total assets		288,259	347,676	635,935
Current liabilities
Trade and other payables	A,C	(210,308)	(178,530)	(388,838)
Non-current liabilities		—	—	—
Total liabilities		(210,308)	(178,530)	(388,838)
Net assets		77,951	169,146	247,097
Equity and reserves
Share capital	C	163	(34)	129
Share premium	C	999,966	(999,966)	—
Convertible loan notes treated as equity	C	—	1,000,000	1,000,000
Retained earnings		(922,178)	169,146	(753,032)
Total equity		77,951	169,146	247,097

2.    First time adoption of IFRS (continued)

Reconciliation of net assets and equity as at 30 September 2019

			Reclassification	IFRS as at
			and	30 September
	Note	UK GAAP	Remeasurement	2019
		£	£	£
Assets
Non-current assets
Property, plant and equipment		4,115	—	4,115
Intangible fixed assets	B	—	3,275,544	3,275,544
		4,115	3,275,544	3,279,659
Current assets
Trade and other receivables	F	81,378	644,951	726,329
Cash and cash equivalents		3,420,736	(6)	3,420,730
		3,502,114	644,145	4,147,059
Total assets		3,506,229	3,920,489	7,426,718
Current liabilities
Trade and other payables	A,E	(4,866,670)	1,792,534	(3,074,136)
Non-current liabilities
Trade and other payables	A	—	167,289	167,289
Borrowings	E	—	2,668,800	2,668,800
Deferred tax	G	—	445,723	445,723
Total non-current liabilities		—	(3,281,812)	(3,281,812)
Total liabilities		(4,866,670)	(1,489,278)	(6,355,948)
Net assets/(liabilities)		(1,360,441)	2,431,211	1,070,770
Equity and reserves
Share capital	C	163	(34)	129
Share premium	C	999,966	(999,966)	—
Convertible loan notes treated as equity	C	—	1,000,000	1,000,000
Other reserves	D	6	8,939	8,945
Retained earnings		(2,360,576)	2,422,272	61,696
Total equity		(1,360,441)	2,431,211	1,070,770

Reconciliation of total comprehensive income for the 9 month period ended 30 September 2019

				IFRS for the
				period ended
				30 September
	Note	UK GAAP	Remeasurements	2019
		£		£
Revenue		—	—	—
Other operating income	H	2,176,978	(1,195,395)	981,583
Administrative expenses	B,D	(3,615,376)	2,918,094	(697,282)
Operating profit / (loss)		(1,438,398)	1,722,699	284,301
Finance costs	E	—	(69,466)	(69,466)
Finance income	E	—	400,666	400,666
Profit / (Loss) before tax		(1,438,398)	2,053,899	615,501
Income tax credit	F,G	—	199,227	199,227
Profit / (Loss) for the financial year and total comprehensive income		(1,438,398)	2,253,126	814,728

2.    First time adoption of IFRS (continued)

A — Government Grants

Under UK GAAP, the Company had the option to recognise government grants on a performance basis or on accruals basis. The Company opted for the performance basis and thus recognised government grants as income in the statement of comprehensive income when performance conditions were met.

The government grants received by the Company are for the purposes of aiding in the build of a depreciable asset. Under IAS 20, such government grants are accounted for under the accruals basis and are recognised as deferred income and systematically amortised over a period matching the useful life of the asset. The grant is recognised as income over the period necessary to match them with the related costs, for which they are intended to compensate, on a systematic basis. Therefore, all income from government grants has been reversed and treated as deferred income. The grants will then be released to income over the same period the asset is depreciated.

B — Capitalisation of Development costs

Under UK GAAP, the Company had recognised development costs as expenditure through profit or loss when incurred.

Under IAS 38, such development costs are required to be capitalised when all the recognition criteria are met.

C — Convertible loan note A

IAS 32 defines equity as ‘any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities’. The anti-dilutive provision within the agreement is structured in order to put the convertible debt holders in the same economic position relative to existing ordinary shareholders if an adjusting event were to occur and as such does not breach the fixed-for-fixed criterion and therefore the loan notes should be treated as equity.

D — Share option charge

Share options have been valued in line with IFRS 2. This has been recognised as an expense through profit or loss with the corresponding credit recognised through other reserves in equity.

E — Convertible loan note B

Convertible loan note is treated as a liability under IAS 32 as the loan notes attract no interest. However they are redeemable on maturity at the request of the holder and therefore the Company has an obligation to deliver cash or another financial asset to the loan holder. The initial recognition difference has been recognised within finance income.

F — R&D Tax Credit

An R&D claim was made for R&D tax credits relating to 2018 and 2019. This has been accrued as receipt was probable and the expenditure related to the period. The R&D tax credits were previously recognised on a cash received basis.

G — Deferred Tax Liability

A deferred tax liability has been recognised in respect of fixed asset timing differences relating to the capitalisation of development costs, offset by a deferred tax asset on unutilised losses.

H — European Space Agency

Other operating income previously recognised has been transferred to deferred income, pending satisfaction of the performance obligation for that milestone.